Share Capital (Details Textual) - $ / shares		1 Months Ended
	Mar. 02, 2017	Dec. 19, 2018	Feb. 21, 2017
Share Capital (Textual)
Ordinary shares per share		$ 0.56
Description Of ordinary shares issued	On 21 February 2017, 139,292 ordinary shares were issued at US$7.92 (S$11.30) per share.	Convertible Loan was swapped into a Convertible Loan with the Company which in turn, was immediately converted into 178,726 ordinary shares of the Company at an issue price of US$10.27. The holder of the Convertible Loan also received 74,469 bonus Warrants (See Note 15 (c)(iv)) of the Company.	On 2 March 2017, 63,280 ordinary shares were issued at US$7.92 (S$11.30) per share.
Description of business combination		Each of DOTA’s 3,011,247 outstanding warrants were converted into the Company’s Warrants at a 1:1 ratio. The Warrants C allows the holder to subscribe for the ordinary shares of the Company at a 1:1 basis at an exercise price of US$11.50. The warrants shall lapse and expire after five years from the closing of the business combination.
DOTA [Member]
Share Capital (Textual)
Description of business combination		a) Holders of DOTA Class F Shares cancelled 718,750 Class F Shares of DOTA, which represented 50% of Class F Shares issued. The remaining un-cancelled F Common stockholders swapped their common stocks into ordinary shares of the Company at an agreed basis of 1:1. F-101 Reebonz Holding Limited Notes to Interim Condensed Consolidated Financial Statements b) Out of 6,137,500 DOTA Class A shares, 1,476,436 were purchased by two investors (the "Backstop Investors") who entered into separate backstop agreements (the "Backstop Agreements") on 13 December 2018 and 14 December 2018 with DOTA and Reebonz Limited. Pursuant to the Backstop Agreements, the investors acquired a total of 1,476,436 Class A Shares of DOTA (i.e. "Backstop Shares") for US$15 million. Refer to Note 38. Via approval of the Board of Directors, the Backstop Investors also received an additional 371,344 ordinary shares and 74,469 warrants of Reebonz Holding Limited. c) 4,273,564 shares of DOTA's Class A shares were redeemed at an issue price of US$10.29 per share, for a total redemption amount of U$43,962,000. The remaining 387,500 Class A shares were swapped into ordinary shares of the Company at an agreed basis of 1:1. d) DOTA's 602,250 unit purchase options rights were exchanged for 602,250 ordinary shares of the Company. e) DOTA's promissory note was swapped and immediately converted into 88,459 ordinary shares of Reebonz Holding Limited. f) On 30 January 2019, 351,997 ordinary shares were issued at US$1.40 per share g) On 15 March 2019, the Company effected a 1-for-8 reverse stock split of its ordinary shares. h) On 17 April 2019, 2,472,500 ordinary shares and warrants were issued at US$5 per share upon the completion of the public offering i) On 17 May 2019, 127,471 ordinary shares were issued at US$5.91